CONVERTIBLE NOTES PAYABLE – SHORT TERM	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE – SHORT TERM

4.            CONVERTIBLE NOTES PAYABLE – SHORT TERM

2014 Convertible Notes Payable

In July, November and December 2014, the Company issued promissory notes (the “Notes”) pursuant to a Note Purchase Agreement entered into with certain accredited investors for an aggregate principal amount of approximately $1,998,500, $47,916 of which was received by the Company in marketable securities. The Notes mature one year from the date of issuance and bear interest at the rate of 8% per annum. All principal and accrued interest under the Notes will automatically convert into the Company’s next equity or equity-linked financing (a “Subsequent Financing”) in accordance with the following formula: (outstanding balance of the Notes as of the closing of the Subsequent Financing) x (1.15) / (the per security price of the securities sold in the Subsequent Financing).  The investors shall be considered to be purchasers in the Subsequent Financing by way of their converted Notes.  In addition, upon the closing of a Subsequent Financing, each of the investors shall be issued, in addition to any warrants issued in connection with a Subsequent Financing, an additional warrant to purchase a number of shares of common stock equal to fifty percent (50%) of the number of shares of common stock purchased by such investor in the Subsequent Financing assuming a per share purchase price of the securities to be issued in the Subsequent Financing.

In March 2015, the Company issued additional Notes for an aggregate principal amount of $200,000.

In connection with the issuance of the 2015 Convertible Notes (as defined and discussed below), the holders of the Notes, in the outstanding principal amount of $2,198,416, amended their Notes to (i) extend the maturity date an additional six months, (ii) change the terms of the conversion premium from 1.15 to 1.25 to be consistent with conversion terms of the 2015 Convertible Notes , and (iii) provide that the issuance of promissory notes by the Company in a transaction with a substantially similar structure to the transactions contemplated by the Notes shall not be deemed a Subsequent Financing.

In addition, in September 2014, the Company issued a promissory note to a shareholder in the principal amount of $150,000. Interest accrues on the note at a rate of 12% per annum in the event this note is repaid upon maturity on December 31, 2014; otherwise interest accrues at a rate of 16% per annum. As of September 30, 2015, the Company accrued $20,218 in interest expense. As of September 30, 2015, the outstanding balance of this note of $75,000 is included in convertible notes payable - short term in the condensed consolidated balance sheets (see Note 9).

2015 Convertible Notes Payable

On May 28, 2015, the Company accepted subscriptions pursuant to a new Note and Warrant Purchase Agreement, as amended on August 6, 2015, for the issuance and sale in a private placement of up to $3,000,000 of convertible promissory notes (the “Convertible Notes”).  The Convertible Notes mature one year from the date of issuance and bear interest at the rate of 8% per annum.  All principal and accrued interest under the Convertible Notes will, at the sole option of the investor (i) convert into the Company’s next equity or equity-linked financing in which the Company raises gross proceeds of at least $3,600,000 (the “Subsequent Financing”), into such securities, including warrants of the Company as are issued in the Subsequent Financing, the amount of which shall be determined in accordance with the following formula: (the outstanding balance of the Convertible Notes plus accrued interest as of the closing of the Subsequent Financing) x (1.25) / (the per security price of the securities sold in the Subsequent Financing), or (ii) convert into a new financing in which the Company shall issue to the investor one share of common stock and one-half of one warrant at a purchase price no greater than $0.35 per share. The per security price of the securities sold in the Subsequent Financing shall not exceed $0.35.  In addition, the holders of the Convertible Notes shall have the option, at any time, to convert all principal and accrued interest into common stock at price per share of $0.35.   In the event that the Company shall, at any time, issue or sell additional shares of common stock or common stock equivalents, as defined, at a price per share less than $0.35, then the conversion price of the Convertible Notes shall be reduced to a price equal to the consideration paid for these additional shares of common stock.

Pursuant to the Note and Warrant Purchase Agreement, the Company issued warrants at an initial exercise price per share of $0.50 to purchase a number of shares of common stock equal to fifty percent of the number of shares of common stock such investor would receive upon full conversion of the Convertible Notes at a conversion price of $0.35 per share.

From May through September 2015, the Company issued Convertible Notes in the aggregate principal amount of $2,780,005 and warrants to purchase 3,971,436 shares of common stock at $0.50 per share.  In connection with the issuance of the Convertible Notes, the Company paid to placement agents a cash fee of $142,400 and issued 406,859 five-year warrants to purchase shares of common stock at an exercise price of $0.50 per share.   On the issuance date, the fair value of the placement agent warrants was $39,108 which was recorded as a deferred offering cost and as a derivative warrant liability.

Based upon the Company’s analysis of the criteria contained in ASC Topic 815-40, “Derivatives and Hedging—Contracts in Entity’s Own Equity” (“ASC Topic 815-40”), the Company has determined that since the exercise price of the warrants may be reduced if the Company issues shares at a price below the then-current exercise price, the warrants issued in connection with the Convertible Notes must be classified as derivative instruments. In accordance with ASC Topic 815-40, these warrants are also being re-measured at each balance sheet date based on estimated fair value, and any resultant changes in fair value is being recorded in the Company’s consolidated statement of operations.

In order to account for the issuance of the Convertible Notes and warrants, the Company allocated the total gross proceeds of $2,780,005 between the Convertible Notes and the warrants.  The warrants were allocated their full fair value as of the respective grant dates totaling $358,255 and the residual net proceeds of $2,421,750 were allocated to the Convertible Notes.  The conversion feature of the Convertible Notes was then analyzed.  The Company determined that the embedded conversion feature did not meet the requirements for equity classification in accordance with ASC Topic 815-40.  Therefore, the conversion feature fair value of $490,340 was bifurcated from the host contract, the Convertible Notes, and recorded as a derivative liability, thereby creating a further discount on the Convertible Notes.  The conversion feature is also being re-measured at each balance sheet date based on estimated fair value, and any resultant changes in fair value is being recorded in the Company’s consolidated statement of operations.

In connection with the issuance of the short-term financing Notes and the Convertible Notes, the Company incurred $335,877 in issuance costs.  These costs are recorded as deferred issuance costs, included in prepaid expenses and other current assets on the Company’s balance sheet and amortized to interest expense over the term of such Convertible Notes. For the nine months ended September 30, 2015 and 2014, the Company has amortized $95,207 and $19,112, respectively, of issuance costs to expense.  For the nine months ended September 30, 2015 and 2014, the Company recorded non-cash interest expense related to the amortization of the discount on the Convertible Notes of $125,449 and $0, respectively.

Interest expense, including amortization of deferred issuance costs and debt discounts related to the warrants and beneficial conversion feature, totaled $396,863 and $38,680 for the nine months ended September 30, 2015 and 2014, respectively.

The issuance of the Convertible Notes has resulted in an adjustment to the conversion price and exercise price of certain of the Company’s outstanding securities, including its Series A Preferred Stock, Series B Preferred Stock and certain outstanding warrants, to $0.35 per share as a result of the various “full-ratchet” anti-dilution provisions contained in such securities.

In connection with the private placement of the Convertible Notes, the Company entered into a registration rights agreement with the investors, in which the Company agreed to file a registration statement with the SEC to register for resale the shares underlying the Convertible Notes and the warrants within 90 calendar days of the final closing date of the Convertible Notes and to have the registration statement declared effective within 120 calendar days after the filing date.

In July, November and December 2014, the Company issued promissory notes (the “Notes”) pursuant to a Note Purchase Agreement entered into with certain accredited investors for an aggregate principal amount of approximately $1,998,500, $47,916 of which was received by the Company in marketable securities (see Note 5). The Notes mature one year from the date of issuance and bear interest at the rate of 8% per annum. All principal and accrued interest under the Notes will automatically convert into the Company’s next equity or equity-linked financings (a “Subsequent Financing”) in accordance with the following formula: (outstanding balance of the Notes as of the closing of the Subsequent Financing) x (1.15) / (the per security price of the securities sold in the Subsequent Financing).  The investors shall be considered to be purchasers in the Subsequent Financing by way of their converted Notes.  In addition, upon the closing of a Subsequent Financing, each of the investors shall be issued, in addition to any warrants issued in connection with a Subsequent Financing, an additional warrant to purchase a number of shares of common stock equal to fifty percent (50%) of the number of shares of common stock purchased by such investor in the Subsequent Financing assuming a per share purchase price of the securities to be issued in the Subsequent Financing.

In connection with the issuance of the Notes, the Company incurred $128,329 in issuance costs.  These costs are recorded as deferred issuance costs, included in prepaid and other current assets on the Company’s balance sheet and amortized to interest expense over the term of the Notes. For the year ended December 31, 2014, $44,388 of issuance costs has been amortized to expense.

In addition, in September 2014, the Company issued a promissory note to a shareholder in the principal amount of $150,000. Interest accrues on the note at a rate of 12% per annum, in the event this note is repaid upon maturity on December 31, 2014; otherwise interests accrues at a rate of 16% per annum. As of December 31, 2014, the Company has made principal repayments on this promissory note totaling $25,000.

Interest expense, including amortization of deferred costs, totaled $104,132 and $51,351 for the years ended December 31, 2014 and 2013, respectively.